Reserve and Related Financial Data - Aggregate Amounts of Costs Capitalized for Oil and Natural Gas Producing Activities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas Property [Abstract]
Not subject to depletion	$ 276,888	$ 228,151	$ 168,691
Subject to depletion	423,884	289,851	152,354
Total oil and gas properties, at cost	700,772	518,002	321,045
Less accumulated depreciation, depletion and amortization	(49,488)	(27,628)	(14,210)
Total oil and gas properties, net	$ 651,284	$ 490,374	$ 306,835